Schedule of Investments
(unaudited)
June 30, 2025
iShares
®
Biotechnology ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 81.2%
4D Molecular Therapeutics, Inc.
(a)
.......... 256,507 $ 951,641
89bio, Inc.
(a)
........................ 872,276 8,565,750
Absci Corp.
(a) (b)
...................... 688,188 1,768,643
AC Immune SA
(a) (b)
.................... 359,785 730,364
ACADIA Pharmaceuticals, Inc.
(a)
........... 1,025,161 22,112,723
Acrivon Therapeutics, Inc.
(a) (b)
............. 131,534 156,525
ADC Therapeutics SA
(a) (b)
............... 480,999 1,289,077
ADMA Biologics, Inc.
(a) (b)
................ 1,422,381 25,901,558
Agios Pharmaceuticals, Inc.
(a) (b)
........... 342,264 11,383,701
Akero Therapeutics, Inc.
(a) (b)
.............. 442,684 23,621,618
Alector, Inc.
(a) (b)
...................... 463,769 649,277
Alkermes plc
(a)
....................... 995,601 28,484,145
Allogene Therapeutics, Inc.
(a) (b)
............ 922,839 1,042,808
Alnylam Pharmaceuticals, Inc.
(a) (b)
.......... 769,681 250,985,277
Altimmune, Inc.
(a) (b)
.................... 495,521 1,917,666
Alvotech SA
(a) (b)
...................... 672,692 6,134,951
Amgen, Inc. ........................ 1,401,331 391,265,629
Amicus Therapeutics, Inc.
(a)
.............. 1,835,285 10,516,183
AnaptysBio, Inc.
(a) (b)
................... 163,440 3,628,368
Anavex Life Sciences Corp.
(a) (b)
........... 509,654 4,699,010
Annexon, Inc.
(a) (b)
..................... 589,785 1,415,484
Apellis Pharmaceuticals, Inc.
(a) (b)
........... 639,521 11,070,109
Apogee Therapeutics, Inc.
(a) (b)
............ 230,329 10,003,188
Applied Therapeutics, Inc.
(a) (b)
............. 766,244 238,379
Arbutus Biopharma Corp.
(a) (b)
............. 917,779 2,835,937
Arcellx, Inc.
(a) (b)
...................... 243,835 16,056,535
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 153,309 1,994,550
Arcus Biosciences, Inc.
(a) (b)
.............. 394,436 3,210,709
Arcutis Biotherapeutics, Inc.
(a)
............ 647,192 9,073,632
Argenx SE , ADR
(a) (b)
................... 237,615 130,978,140
ArriVent Biopharma, Inc.
(a) (b)
.............. 119,905 2,610,332
Arrowhead Pharmaceuticals, Inc.
(a) (b)
........ 711,281 11,238,240
ARS Pharmaceuticals, Inc.
(a) (b)
............ 338,135 5,900,456
Artiva Biotherapeutics, Inc.
(a) (b)
............ 68,860 103,979
Ascendis Pharma A/S , ADR
(a) (b)
........... 236,288 40,783,309
Astria Therapeutics, Inc.
(a) (b)
.............. 276,045 1,479,601
Aura Biosciences, Inc.
(a) (b)
............... 288,719 1,807,381
Aurinia Pharmaceuticals, Inc.
(a)
............ 739,712 6,265,361
Autolus Therapeutics plc , ADR
(a) (b)
.......... 938,502 2,139,785
Avidity Biosciences, Inc.
(a) (b)
.............. 678,073 19,257,273
Beam Therapeutics, Inc.
(a) (b)
.............. 553,259 9,410,936
BeOne Medicines Ltd. , ADR
(a) (b)
........... 344,405 83,370,118
Bicycle Therapeutics plc , ADR
(a) (b)
.......... 165,671 1,151,413
BioCryst Pharmaceuticals, Inc.
(a)
........... 1,237,662 11,089,452
Biogen, Inc.
(a) (b)
...................... 903,038 113,412,542
Biohaven Ltd.
(a) (b)
..................... 550,479 7,767,259
BioMarin Pharmaceutical, Inc.
(a)
........... 1,167,155 64,158,510
Biomea Fusion, Inc.
(a) (b)
................. 206,363 371,453
BioNTech SE , ADR
(a) (b)
................. 924,370 98,417,674
Blueprint Medicines Corp.
(a)
.............. 384,064 49,229,324
Bridgebio Pharma, Inc.
(a) (b)
............... 992,424 42,852,868
C4 Therapeutics, Inc.
(a) (b)
................ 339,724 485,805
CareDx, Inc.
(a) (b)
...................... 321,028 6,272,887
Cargo Therapeutics, Inc.
(a)
............... 200,514 826,118
Cartesian Therapeutics, Inc.
(a) (b)
........... 51,090 530,825
Centessa Pharmaceuticals plc , ADR
(a) (b)
...... 333,466 4,381,743
CG oncology, Inc.
(a) (b)
.................. 276,246 7,182,396
Climb Bio, Inc.
(a) (b)
.................... 369,668 458,388
Cogent Biosciences, Inc.
(a)
............... 580,481 4,167,854
Compass Pathways plc , ADR
(a) (b)
.......... 331,216 927,405
Corvus Pharmaceuticals, Inc.
(a) (b)
.......... 329,370 1,317,480
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 535,713 15,407,106
CRISPR Therapeutics AG
(a) (b)
............. 511,159 24,862,774
Security
Shares
Shares Value
Biotechnology (continued)
Cullinan Therapeutics, Inc.
(a)
............. 221,775 $ 1,669,966
CureVac NV
(a) (b)
...................... 580,382 3,151,474
Cytokinetics, Inc.
(a) (b)
................... 720,710 23,812,258
Day One Biopharmaceuticals, Inc.
(a)
........ 460,938 2,996,097
Denali Therapeutics, Inc.
(a) (b)
............. 776,486 10,863,039
Design Therapeutics, Inc.
(a) (b)
............. 185,443 624,943
Disc Medicine, Inc.
(a) (b)
................. 130,112 6,890,732
Dynavax Technologies Corp.
(a)
............ 710,070 7,043,894
Dyne Therapeutics, Inc.
(a) (b)
.............. 526,196 5,009,386
Editas Medicine, Inc.
(a) (b)
................ 516,629 1,136,584
Emergent BioSolutions, Inc.
(a) (b)
........... 323,283 2,062,546
Enanta Pharmaceuticals, Inc.
(a)
........... 117,746 890,160
Entrada Therapeutics, Inc.
(a) (b)
............ 138,542 931,002
Erasca, Inc.
(a) (b)
...................... 966,202 1,227,077
Exelixis, Inc.
(a) (b)
...................... 1,629,457 71,818,317
Fate Therapeutics, Inc.
(a)
................ 661,162 740,501
Foghorn Therapeutics, Inc.
(a) (b)
............ 167,089 785,318
Galapagos NV , ADR
(a) (b)
................ 192,101 5,376,907
Genmab A/S , ADR
(a) (b)
.................. 2,503,952 51,731,648
Geron Corp.
(a) (b)
...................... 3,725,130 5,252,433
Gilead Sciences, Inc. .................. 3,668,424 406,718,169
GRAIL, Inc.
(a) (b)
...................... 183,443 9,432,639
Halozyme Therapeutics, Inc.
(a) (b)
........... 752,323 39,135,842
Humacyte, Inc.
(a) (b)
.................... 776,307 1,622,482
Ideaya Biosciences, Inc.
(a) (b)
.............. 486,329 10,222,636
IGM Biosciences, Inc.
(a) (b)
............... 96,949 108,583
ImmunityBio, Inc.
(a) (b)
................... 566,867 1,496,529
Immunocore Holdings plc , ADR
(a) (b)
......... 190,065 5,964,240
Immunovant, Inc.
(a) (b)
................... 423,286 6,772,576
Immutep Ltd. , ADR
(a) (b)
................. 599,938 983,898
Incyte Corp.
(a)
....................... 1,177,558 80,191,700
Inhibrx Biosciences, Inc.
(a) (b)
.............. 58,782 838,819
Inozyme Pharma, Inc.
(a)
................ 270,993 1,083,972
Insmed, Inc.
(a)
....................... 1,098,696 110,572,765
Intellia Therapeutics, Inc.
(a) (b)
............. 601,772 5,644,621
Ionis Pharmaceuticals, Inc.
(a) (b)
............ 958,590 37,873,891
Iovance Biotherapeutics, Inc.
(a) (b)
........... 1,676,629 2,883,802
Ironwood Pharmaceuticals, Inc. , Class A
(a)
.... 917,410 657,966
iTeos Therapeutics, Inc.
(a)
............... 222,244 2,215,773
Janux Therapeutics, Inc.
(a)
............... 306,025 7,069,177
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 237,681 2,686,984
Keros Therapeutics, Inc.
(a) (b)
.............. 206,866 2,761,661
Krystal Biotech, Inc.
(a) (b)
................. 153,186 21,056,948
Kura Oncology, Inc.
(a)
.................. 508,036 2,931,368
Kymera Therapeutics, Inc.
(a)
.............. 328,563 14,338,489
Kyverna Therapeutics, Inc.
(a) (b)
............ 130,020 399,161
Larimar Therapeutics, Inc.
(a) (b)
............. 232,252 671,208
Legend Biotech Corp. , ADR
(a) (b)
........... 706,821 25,085,077
Lexeo Therapeutics, Inc.
(a) (b)
.............. 150,100 603,402
Lyell Immunopharma, Inc.
(a)
.............. 36,485 322,527
MacroGenics, Inc.
(a) (b)
.................. 352,005 425,926
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 123,993 37,525,242
MannKind Corp.
(a) (b)
................... 1,817,465 6,797,319
MeiraGTx Holdings plc
(a) (b)
............... 334,004 2,177,706
Mersana Therapeutics, Inc.
(a) (b)
............ 624,996 184,999
Merus NV
(a) (b)
........................ 380,447 20,011,512
Mesoblast Ltd. , ADR
(a) (b)
................ 498,996 5,434,066
Mineralys Therapeutics, Inc.
(a) (b)
........... 249,977 3,382,189
Mirum Pharmaceuticals, Inc.
(a)
............ 246,573 12,548,100
Moderna, Inc.
(a) (b)
..................... 2,114,373 58,335,551
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 283,925 1,280,502
Myriad Genetics, Inc.
(a)
................. 541,683 2,876,337
Natera, Inc.
(a) (b)
...................... 798,162 134,841,488
Neurocrine Biosciences, Inc.
(a)
............ 589,363 74,077,035
Neurogene, Inc.
(a) (b)
................... 70,458 1,053,347

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Biotechnology ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Newamsterdam Pharma Co. NV
(a) (b)
........ 384,441 $ 6,962,226
Nkarta, Inc.
(a) (b)
...................... 322,070 534,636
Novavax, Inc.
(a) (b)
..................... 911,223 5,740,705
Nurix Therapeutics, Inc.
(a) (b)
.............. 461,251 5,253,649
Nuvalent, Inc. , Class A
(a) (b)
............... 274,636 20,954,727
Olema Pharmaceuticals, Inc.
(a) (b)
........... 322,917 1,375,626
OnKure Therapeutics, Inc.
(a)
.............. 53,587 128,073
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 266,604 2,706,031
Oruka Therapeutics, Inc.
(b)
............... 190,788 2,138,733
PepGen, Inc.
(a) (b)
..................... 179,049 198,744
Perspective Therapeutics, Inc.
(a) (b)
.......... 333,750 1,148,100
Praxis Precision Medicines, Inc.
(a)
.......... 112,326 4,723,308
Precigen, Inc.
(a) (b)
..................... 999,685 1,419,553
Prime Medicine, Inc.
(a) (b)
................ 321,104 793,127
Protagonist Therapeutics, Inc.
(a) (b)
.......... 359,976 19,895,874
Prothena Corp. plc
(a) (b)
.................. 256,603 1,557,580
PTC Therapeutics, Inc.
(a)
................ 476,239 23,259,513
Pyxis Oncology, Inc.
(a) (b)
................. 284,314 312,745
Q32 Bio, Inc.
(a) (b)
..................... 25,276 37,661
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 1,918,683 9,708,536
Regeneron Pharmaceuticals, Inc. .......... 642,433 337,277,325
REGENXBIO, Inc.
(a)
................... 281,031 2,307,264
Relay Therapeutics, Inc.
(a) (b)
.............. 798,035 2,761,201
Replimune Group, Inc.
(a) (b)
............... 386,039 3,586,302
Revolution Medicines, Inc.
(a) (b)
............ 999,666 36,777,712
Rhythm Pharmaceuticals, Inc.
(a)
........... 359,461 22,714,341
Rigel Pharmaceuticals, Inc.
(a) (b)
............ 107,263 2,009,036
Rocket Pharmaceuticals, Inc.
(a)
............ 615,947 1,509,070
Roivant Sciences Ltd.
(a) (b)
............... 2,578,446 29,059,086
Sage Therapeutics, Inc.
(a) (b)
.............. 340,083 3,101,557
Sana Biotechnology, Inc.
(a) (b)
............. 774,429 2,114,191
Sarepta Therapeutics, Inc.
(a) (b)
............ 576,456 9,857,398
Savara, Inc.
(a) (b)
...................... 482,790 1,100,761
Scholar Rock Holding Corp.
(a) (b)
........... 448,987 15,903,120
Silence Therapeutics plc , ADR
(a) (b)
.......... 146,852 851,742
Solid Biosciences, Inc.
(a) (b)
............... 349,377 1,701,466
SpringWorks Therapeutics, Inc.
(a)
.......... 455,747 21,415,552
Spyre Therapeutics, Inc.
(a) (b)
.............. 318,337 4,765,505
Stoke Therapeutics, Inc.
(a) (b)
.............. 260,486 2,956,516
Summit Therapeutics, Inc.
(a) (b)
............. 688,253 14,646,024
Sutro Biopharma, Inc.
(a) (b)
............... 488,179 348,511
Syndax Pharmaceuticals, Inc.
(a)
........... 509,125 4,767,956
Tango Therapeutics, Inc.
(a) (b)
.............. 363,774 1,862,523
Taysha Gene Therapies, Inc.
(a) (b)
........... 1,318,468 3,045,661
Tectonic Therapeutic, Inc.
(a) (b)
............. 65,992 1,311,261
Tevogen Bio Holdings, Inc.
(a) (b)
............ 177,120 221,400
Tourmaline Bio, Inc.
(a)
.................. 101,062 1,615,981
Travere Therapeutics, Inc.
(a) (b)
............ 540,185 7,994,738
TScan Therapeutics, Inc.
(a) (b)
............. 274,358 397,819
Twist Bioscience Corp.
(a) (b)
............... 349,925 12,873,741
Tyra Biosciences, Inc.
(a) (b)
............... 198,790 1,902,420
Ultragenyx Pharmaceutical, Inc.
(a)
.......... 545,580 19,837,289
uniQure NV
(a) (b)
...................... 306,669 4,274,966
United Therapeutics Corp.
(a)
.............. 271,546 78,028,743
UroGen Pharma Ltd.
(a) (b)
................ 240,104 3,289,425
Vanda Pharmaceuticals, Inc.
(a)
............ 332,046 1,567,257
Vaxcyte, Inc.
(a)
....................... 772,120 25,101,621
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 296,742 6,991,242
Veracyte, Inc.
(a)
...................... 476,594 12,882,336
Vericel Corp.
(a) (b)
...................... 307,385 13,079,232
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 913,571 406,721,809
Verve Therapeutics, Inc.
(a) (b)
.............. 405,949 4,558,807
Vir Biotechnology, Inc.
(a) (b)
............... 550,314 2,773,583
Voyager Therapeutics, Inc.
(a) (b)
............ 280,369 871,948
Xencor, Inc.
(a) (b)
...................... 412,888 3,245,300
Security
Shares
Shares Value
Biotechnology (continued)
Xenon Pharmaceuticals, Inc.
(a) (b)
........... 459,220 $ 14,373,586
Y-mAbs Therapeutics, Inc.
(a)
.............. 206,072 929,385
Zai Lab Ltd. , ADR
(a)
................... 425,197 14,869,139
Zymeworks, Inc.
(a) (b)
................... 418,177 5,248,121
4,269,882,246
Chemicals — 0.0%
Ginkgo Bioworks Holdings, Inc.
(a) (b)
......... 230,960 2,598,300
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.
(a) (b)
..................... 611,249 10,880,232
Health Care Providers & Services — 0.2%
(a)
Castle Biosciences, Inc. ................ 172,512 3,522,695
Fulgent Genetics, Inc. .................. 121,017 2,405,818
OPKO Health, Inc.
(b)
................... 2,162,366 2,854,323
8,782,836
Life Sciences Tools & Services — 15.8%
10X Genomics, Inc. , Class A
(a) (b)
........... 638,727 7,396,459
AbCellera Biologics, Inc.
(a) (b)
.............. 1,382,566 4,742,202
Adaptive Biotechnologies Corp.
(a) (b)
......... 894,619 10,422,311
Alpha Teknova, Inc.
(a) (b)
................. 68,763 337,626
Bio-Techne Corp. ..................... 956,851 49,229,984
Bruker Corp. ........................ 636,149 26,209,339
Charles River Laboratories International, Inc.
(a)
. 299,771 45,484,254
Codexis, Inc.
(a) (b)
..................... 499,719 1,219,314
Cytek Biosciences, Inc.
(a)
................ 704,260 2,394,484
Evotec SE , ADR
(a) (b)
................... 1,316,566 5,529,577
Fortrea Holdings, Inc.
(a)
................. 556,503 2,749,125
Illumina, Inc.
(a) (b)
...................... 948,896 90,534,167
IQVIA Holdings, Inc.
(a) (b)
................. 1,058,744 166,847,467
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
660,879 1,592,719
MaxCyte, Inc.
(a) (b)
..................... 604,625 1,318,083
Medpace Holdings, Inc.
(a) (b)
.............. 143,945 45,178,578
Mettler-Toledo International, Inc.
(a) (b)
........ 127,736 150,054,034
OmniAb, Inc., 12.50 Earnout Shares
(a) (c)
...... 46,839 —
OmniAb, Inc., 15.00 Earnout Shares
(a) (c)
...... 46,839 —
Pacific Biosciences of California, Inc.
(a) (b)
..... 1,630,909 2,022,327
Personalis, Inc.
(a) (b)
.................... 325,632 2,136,146
Quanterix Corp.
(a) (b)
................... 207,146 1,377,521
Repligen Corp.
(a) (b)
.................... 327,908 40,785,197
Standard BioTools, Inc.
(a)
................ 2,258,872 2,710,647
Stevanato Group SpA
(b)
................ 306,231 7,481,223
Tempus AI, Inc.
(a) (b)
.................... 565,245 35,915,667
Waters Corp.
(a) (b)
..................... 366,606 127,960,158
831,628,609
Pharmaceuticals — 2.3%
(a)
Alumis, Inc. ......................... 416,693 1,250,079
Amylyx Pharmaceuticals, Inc.
(b)
........... 403,200 2,584,512
Arvinas, Inc. ........................ 393,705 2,897,669
Atea Pharmaceuticals, Inc.
(b)
............. 434,890 1,565,604
Axsome Therapeutics, Inc.
(b)
............. 249,718 26,068,062
CorMedix, Inc. ....................... 407,219 5,016,938
Cybin, Inc.
(b)
........................ 115,713 970,832
Edgewise Therapeutics, Inc.
(b)
............ 475,972 6,239,993
Enliven Therapeutics, Inc.
(b)
.............. 239,320 4,800,759
LENZ Therapeutics, Inc.
(b)
............... 145,576 4,266,833
Neumora Therapeutics, Inc.
(b)
............. 412,087 302,183
Nuvation Bio, Inc. , Class A
(b)
............. 1,399,847 2,729,702
Phathom Pharmaceuticals, Inc.
(b)
.......... 234,096 2,244,981
Pliant Therapeutics, Inc.
(b)
............... 335,167 388,794
Rapport Therapeutics, Inc.
(b)
............. 108,073 1,228,790
Structure Therapeutics, Inc. , ADR
(b)
......... 213,580 4,429,649
Tarsus Pharmaceuticals, Inc. ............. 223,830 9,067,353
Terns Pharmaceuticals, Inc.
(b)
............. 410,170 1,529,934

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Biotechnology ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Theravance Biopharma, Inc.
(b)
............ 283,074 $ 3,122,306
Third Harmonic Bio, Inc. ................ 137,632 747,342
Trevi Therapeutics, Inc. ................. 368,407 2,015,186
Verona Pharma plc , ADR
(b)
.............. 299,555 28,331,912
WaVe Life Sciences Ltd.
(b)
............... 759,893 4,939,305
Zevra Therapeutics, Inc.
(b)
............... 333,855 2,941,263
119,679,981
Total Common Stocks — 99 .7%
(Cost: $ 8,440,791,122 ) ............................ 5,243,452,204
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a)
......................... 1,018,456 9,206,842
Total Preferred Stocks — 0 .2%
(Cost: $ 14,058,957 ) ............................... 9,206,842
Rights
Biotechnology — 0.0%
(a)
Akouos, Inc., CVR
(b) (c)
................. 157,087 2
Cartesian Therapeutics, Inc.
(c)
............ 6,098 1,463
Contra Chinook Therape, CVR
(c)
.......... 320,962 51,354
Fusion Pharmaceuticals, Inc., CVR
(b)
....... 1,880 1,034
53,853
Total Rights — 0.0%
(Cost: $ 2,131 ) .................................. 53,853
Total Long-Term Investments — 99.9%
(Cost: $ 8,454,852,210 ) ............................ 5,252,712,899
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 14.5%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.47%
(f)
................... 755,262,214 $ 755,564,319
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 8,381,076 8,381,076
Total Short-Term Securities — 14 .5%
(Cost: $ 763,531,754 ) .............................. 763,945,395
Total Investments — 114 .4%
(Cost: $ 9,218,383,964 ) ............................ 6,016,658,294
Liabilities in Excess of Other Assets — (14.4) % ............ (757,834,126)
Net Assets — 100.0% ...............................
$ 5,258,824,168
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/25
Shares
Held at
06/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 785,661,263 $ — $ (30,013,605)
(a)
$ (46,131) $ (37,208) $ 755,564,319 755,262,214 $ 1,567,057
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 6,673,221 1,707,855
(a)
— — — 8,381,076 8,381,076 93,077 —
$ (46,131) $ (37,208) $ 763,945,395 $ 1,660,134 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End

Schedule of Investments
(unaudited) (continued)
June 30, 2025
iShares
®
Biotechnology ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 25 09/19/25 $ 3,430 $ (43,338)
Russell 2000 E-Mini Index .................................................... 22 09/19/25 2,411 37,010
$ (6,328)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,243,452,204 $ — $ — $ 5,243,452,204
Preferred Securities ....................................... 9,206,842 — — 9,206,842
Rights ................................................ — 1,034 52,819 53,853
Short-Term Securities
Money Market Funds ...................................... 763,945,395 — — 763,945,395
$ 6,016,604,441 $ 1,034 $ 52,819 $ 6,016,658,294
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 37,010 $ — $ — $ 37,010
Liabilities
Equity contracts ........................................... (43,338) — — (43,338)
$ (6,328) $ — $ — $ (6,328)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights